Long-term Investments, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended				2 Months Ended	12 Months Ended
	Jan. 31, 2022 CNY (¥)	May 31, 2020 CNY (¥)	Apr. 30, 2020 shares	Mar. 31, 2020 shares	Apr. 30, 2020 USD ($)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Feb. 28, 2021 CNY (¥)	Feb. 29, 2020 CNY (¥)
Schedule Of Equity Method Investments [Line Items]
Income (loss) from equity method investments						¥ (36,750)	$ (5,826)		¥ (3,852)	¥ (224)
FSOL
Schedule Of Equity Method Investments [Line Items]
Income (loss) from equity method investments						460	73		2,857
Impairment charge						35,332	5,601
FSOL | Series B Preferred Shares
Schedule Of Equity Method Investments [Line Items]
Equity investment, number of preferred shares purchased | shares				2,564,103
FSOL | Series B-2 Preferred Shares
Schedule Of Equity Method Investments [Line Items]
Equity investment, number of preferred shares purchased | shares			1,923,077
FSOL | Series B and Series B-2 Preferred Shares
Schedule Of Equity Method Investments [Line Items]
Consideration transferred in cash | $					$ 5,833
Equity investment ownership percentage			35.77%		35.77%
Shanghai Yanjin Information Technology Co., Ltd. ("VIP Sing")
Schedule Of Equity Method Investments [Line Items]
Consideration transferred in cash		¥ 3,000
Equity investment ownership percentage		8.10%
Income (loss) from equity method investments						1,522	241		¥ 1,226
Impairment charge						252	$ 40
Huangshan Xingyue Research Travel Education Co., Ltd. ("Huangshan")
Schedule Of Equity Method Investments [Line Items]
Consideration transferred in cash	¥ 500
Equity investment ownership percentage	15.00%
Nanjing Chengwei Venture Capital Partnership (Limited Partnership) ("Chengwei")
Schedule Of Equity Method Investments [Line Items]
Consideration transferred in cash						¥ 9,000		¥ 4,500
Equity investment ownership percentage						4.08%	4.08%
Committed capital investment						¥ 31,500	$ 4,993